Related-Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Compensation of key management personnel, post-employment benefits	¥ 0	¥ 0	¥ 0
Compensation of key management personnel, other long-term benefits	0	0	0
Compensation of key management personnel, termination benefits	0	0	¥ 0
Associates [member]
Disclosure of transactions between related parties [line items]
Financial guarantees provided by related party	456,453	285,898
Associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Loan commitments to associates and joint ventures	¥ 1,113,710	¥ 1,018,229